14. CONCESSION FINANCIAL AND SECTOR ASSETS AND LIABILITIES (Details 4) - BRL (R$) R$ in Millions		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Assets and Financial Liabilities [line items]
Assets		R$ 4,058
Current assets		258
Non-current assets		3,799
Liabilities			R$ 18,764
Current liabilities		231
Non-current liabilities
Financial assets (liabilities), net		(98)	882	R$ 1,080	R$ (46)
CVA account for compensation of changes in portion a costs [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Assets		1,646	3,430
Current assets		918	2,555
Non-current assets		728	875
Liabilities		(1,744)	(2,548)
Current liabilities		(1,149)	(1,915)
Non-current liabilities		(595)	(633)
Total current, net		(231)	640
Total non-current,net		133	242
Financial assets (liabilities), net		(98)	882
CVA account for compensation of changes in portion a costs [member] | Quota for the energy development account [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Financial assets (liabilities), net		1	148
CVA account for compensation of changes in portion a costs [member] | Tariff for use of transmission facilities of grid participants [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Financial assets (liabilities), net		219	96
CVA account for compensation of changes in portion a costs [member] | Tariff for transport of electricity provided by itaiputs [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Financial assets (liabilities), net		18	25
CVA account for compensation of changes in portion a costs [member] | Program to encourage alternative sources of electricity proinfa [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Financial assets (liabilities), net		6	5
CVA account for compensation of changes in portion a costs [member] | System service charges and reserve energy charge [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Financial assets (liabilities), net		38	(297)
CVA account for compensation of changes in portion a costs [member] | Energy purchased for resale [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Financial assets (liabilities), net		453	1,293
CVA account for compensation of changes in portion a costs [member] | Overcontracting of supply [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Financial assets (liabilities), net	[1]	109	132
CVA account for compensation of changes in portion a costs [member] | Neutrality of portion a [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Financial assets (liabilities), net		107	(42)
CVA account for compensation of changes in portion a costs [member] | Other financial items [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Financial assets (liabilities), net		(985)	(277)
CVA account for compensation of changes in portion a costs [member] | Tariff flag [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Financial assets (liabilities), net			(103)
CVA account for compensation of changes in portion a costs [member] | Excess demand and reactive power [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Financial assets (liabilities), net		(64)	(98)
CVA account for compensation of changes in portion a costs [member] | Amounts ratified by aneel in the last tariff ajustment [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Assets		84	1,286
Current assets		84	1,286
Non-current assets
Liabilities		(246)	(882)
Current liabilities		(246)	(882)
Non-current liabilities
Total current, net		(162)	404
Total non-current,net
Financial assets (liabilities), net		(162)	404
CVA account for compensation of changes in portion a costs [member] | Amounts ratified by aneel in the last tariff ajustment [member] | Quota for the energy development account [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Financial assets (liabilities), net		1	119
CVA account for compensation of changes in portion a costs [member] | Amounts ratified by aneel in the last tariff ajustment [member] | Tariff for use of transmission facilities of grid participants [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Financial assets (liabilities), net		1	(18)
CVA account for compensation of changes in portion a costs [member] | Amounts ratified by aneel in the last tariff ajustment [member] | Tariff for transport of electricity provided by itaiputs [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Financial assets (liabilities), net			9
CVA account for compensation of changes in portion a costs [member] | Amounts ratified by aneel in the last tariff ajustment [member] | Program to encourage alternative sources of electricity proinfa [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Financial assets (liabilities), net			11
CVA account for compensation of changes in portion a costs [member] | Amounts ratified by aneel in the last tariff ajustment [member] | System service charges and reserve energy charge [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Financial assets (liabilities), net		(1)	(161)
CVA account for compensation of changes in portion a costs [member] | Amounts ratified by aneel in the last tariff ajustment [member] | Energy purchased for resale [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Financial assets (liabilities), net		4	661
CVA account for compensation of changes in portion a costs [member] | Amounts ratified by aneel in the last tariff ajustment [member] | Overcontracting of supply [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Financial assets (liabilities), net	[1]	(56)	(84)
CVA account for compensation of changes in portion a costs [member] | Amounts ratified by aneel in the last tariff ajustment [member] | Neutrality of portion a [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Financial assets (liabilities), net		(3)	(30)
CVA account for compensation of changes in portion a costs [member] | Amounts ratified by aneel in the last tariff ajustment [member] | Other financial items [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Financial assets (liabilities), net		(86)	(71)
CVA account for compensation of changes in portion a costs [member] | Amounts ratified by aneel in the last tariff ajustment [member] | Tariff flag [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Financial assets (liabilities), net
CVA account for compensation of changes in portion a costs [member] | Amounts ratified by aneel in the last tariff ajustment [member] | Excess demand and reactive power [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Financial assets (liabilities), net		(22)	(32)
CVA account for compensation of changes in portion a costs [member] | Amounts ratified by aneel in the next tariff adjustment [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Assets		1,562	2,144
Current assets		834	1,269
Non-current assets		728	875
Liabilities		(1,498)	(1,666)
Current liabilities		(903)	(1,033)
Non-current liabilities		(595)	(633)
Total current, net		(69)	236
Total non-current,net		133	242
Financial assets (liabilities), net		64	478
CVA account for compensation of changes in portion a costs [member] | Amounts ratified by aneel in the next tariff adjustment [member] | Quota for the energy development account [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Financial assets (liabilities), net			29
CVA account for compensation of changes in portion a costs [member] | Amounts ratified by aneel in the next tariff adjustment [member] | Tariff for use of transmission facilities of grid participants [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Financial assets (liabilities), net		218	114
CVA account for compensation of changes in portion a costs [member] | Amounts ratified by aneel in the next tariff adjustment [member] | Tariff for transport of electricity provided by itaiputs [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Financial assets (liabilities), net		18	16
CVA account for compensation of changes in portion a costs [member] | Amounts ratified by aneel in the next tariff adjustment [member] | Program to encourage alternative sources of electricity proinfa [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Financial assets (liabilities), net		6	(6)
CVA account for compensation of changes in portion a costs [member] | Amounts ratified by aneel in the next tariff adjustment [member] | System service charges and reserve energy charge [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Financial assets (liabilities), net		39	(136)
CVA account for compensation of changes in portion a costs [member] | Amounts ratified by aneel in the next tariff adjustment [member] | Energy purchased for resale [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Financial assets (liabilities), net		449	632
CVA account for compensation of changes in portion a costs [member] | Amounts ratified by aneel in the next tariff adjustment [member] | Overcontracting of supply [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Financial assets (liabilities), net	[1]	165	216
CVA account for compensation of changes in portion a costs [member] | Amounts ratified by aneel in the next tariff adjustment [member] | Neutrality of portion a [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Financial assets (liabilities), net		110	(12)
CVA account for compensation of changes in portion a costs [member] | Amounts ratified by aneel in the next tariff adjustment [member] | Other financial items [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Financial assets (liabilities), net		(899)	(206)
CVA account for compensation of changes in portion a costs [member] | Amounts ratified by aneel in the next tariff adjustment [member] | Tariff flag [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Financial assets (liabilities), net			(103)
CVA account for compensation of changes in portion a costs [member] | Amounts ratified by aneel in the next tariff adjustment [member] | Excess demand and reactive power [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Financial assets (liabilities), net		R$ (42)	R$ (66)

[1]	The wholly-owned subsidiary Cemig D was over contracted in 2017 and 2018 and the gain arising from the sale of the excess of energy in the spot market was provisionally passed through to customers by Aneel in the tariff adjustments of 2018 and 2019, including the portion in excess of the limit of 105% of the regulatory load - thus reducing the tariff that was determined. To establish whether this is a voluntary over contracting, the Company considers that the portion above the regulatory limit will be recovered in the subsequent tariff adjustment. On August 27, 2020, Aneel published the Dispatch 2,508/2020-SRM-SGT, which set new amounts for distributors' over contracting for the years 2016 and 2017, based on a new valuation criterion established by Aneel Technical Note 97/2020-SRM-SGT - not contained in the regulatory rules which were currently in force. As a result, Cemig D filed an appeal with the Council of Aneel, for the amounts of distribution agents' over contracting to be reset in accordance with the calculation criteria based on maximum effort contained in Aneel Normative Resolution 453/2011. The Company's position on this case is reinforced by the fact that the Brazilian Energy Distributors' Association (Abradee) filed a similar appeal, supported by the opinion of contracted legal advisersadvisors. The Company has no expectation of loss in relation to realization of these amounts. The Company recognizes this receivable asset, in the amount of R$222 on December 31, 2020, as Other financial components' to be ratified. At the reporting date for this financial statements, this matter was still pending analysis by Aneel.